Statutory Reserves and Restricted Net Assets (Details)	12 Months Ended
Aug. 31, 2021
Restructuring and Related Activities [Abstract]
After-tax income reserve fund	10.00%
After-tax income development fund	25.00%
Statutory surplus reserve	50.00%
Statutory surplus reserve fund, description	For the years ended August 31, 2019, 2020 and 2021, the Group made apportions of RMB nil, RMB 622 and RMB 1,909 to the statutory surplus reserve fund, respectively, and RMB nil, RMB nil and RMB nil to the development fund, respectively.